May 4, 2011

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street NE
Washington, D.C.  20549-8629

Subject:             Nationwide Variable Account - 9
           Nationwide Life Insurance Company
           SEC File No. 333-79327
           CIK No. 0001040376

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account -9 (the “Variable Account”) and Nationwide Life Insurance Company, (the “Company”) we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 23 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2011.

Please contact the undersigned at (614) 249-8475 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ SARAH J. ST. CLAIR
Sarah J. St. Clair
Assistant General Counsel